Branden T. Burningham

Attorney at Law

455 East 500 South, Suite 205

Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA           TELEPHONE:  (801) 363-7411

FACSIMILE:  (801) 355-7126

August 8, 2007

Robert Telewicz, Staff Accountant

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Re:

Han Logistics, Inc., a Nevada corporation (the “Company”)

Annual Report on Form 10-KSB for the calendar year ended December 31, 2006

Commission File No. 000-52273

Dear Mr. Telewicz:

  This letter has been prepared in response to your comment letter dated April 26,

2007. Each of the numbered paragraphs below corresponds to the same numbered paragraph in your letter.

1.

We note that you restated your financial statements for the year  ended December 31, 2005 .  Tell us whether you filed an item 4.02 Form 8-K as a result of your restatement.

The Company filed an Item 4.02 Form 8-K on August 6, 2007.

2.

Please explain to us how you considered the guidance in EITF 98-5 in determining whether a beneficial conversion feature was required to be recorded as a result of the $13,787 in new loans issued in 2006.

The Company does not believe that EITF 98-5 is material to the transactions in question because in 2004, the year in which the loans were made, the conversion rate on the debt was in excess of the Company’s common stock prices.

Also attached is a letter from the Company containing the acknowledgements requested in the comment letter.

Sincerely yours,

/s/ Branden T. Burningham

Branden T. Burningham